May 1, 2025

Ryan Sutcliffe, Esquire
U.S. Securities & Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	T. Rowe Price Equity Series, Inc.
T. Rowe Price All-Cap Opportunities Portfolio
T. Rowe Price Blue Chip Growth Portfolio
T. Rowe Price Blue Chip Growth Portfolio–II
T. Rowe Price Equity Income Portfolio
T. Rowe Price Equity Income Portfolio–II
T. Rowe Price Health Sciences Portfolio
T. Rowe Price Health Sciences Portfolio–II
T. Rowe Price Mid-Cap Growth Portfolio
T. Rowe Price Mid-Cap Growth Portfolio–II
T. Rowe Price Moderate Allocation Portfolio
File Nos.: 033-52161/811-07143

T. Rowe Price Fixed Income Series, Inc.
T. Rowe Price Limited-Term Bond Portfolio
T. Rowe Price Limited-Term Bond Portfolio–II
File Nos.: 033-52749/811-07153

T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio
File Nos.: 033-52171/811-07145

Dear Mr. Sutcliffe:

This letter is being filed in accordance with Rule 497(j) of the Securities Act of 1933. There are no changes to the Funds’ prospectuses and Statement of Additional Information (“SAI”) that were filed under Rule 485(b) on April 24, 2025.

The Funds’ prospectuses and SAI went effective automatically on May 1, 2025.

If you have any questions about this filing, please give me a call at 410-345-2346 or, in my absence, Vicki S. Booth at 410-577-5024.

Sincerely,

/s/ Gladys J. Davis

Gladys J. Davis